UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: February 29, 2016    (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (unaudited)

February 29, 2016

	Shares	Value
Common Stocks - 99.8%
Consumer Discretionary - 18.4%
Aramark	35,663	$1,120,531
Delphi Automotive PLC	16,481	1,098,953
Foot Locker, Inc.	22,107	1,381,688
Harman International Industries, Inc.	10,923	837,576
Hilton Worldwide Holdings, Inc.	40,720	846,162
NVR, Inc.*	456	746,472
Omnicom Group, Inc.	16,705	1,299,816
O’Reilly Automotive, Inc.*	4,863	1,265,936
The Priceline Group, Inc.*	1,252	1,584,043
Scripps Networks Interactive, Inc., Class A	14,335	849,205
Starbucks Corp.	34,496	2,008,012
Target Corp.	15,743	1,235,038
The TJX Cos., Inc.	24,239	1,796,110
The Walt Disney Co.	23,363	2,231,634
Total Consumer Discretionary		18,301,176
Consumer Staples - 11.0%
Church & Dwight Co., Inc.	14,892	1,351,598
The Clorox Co.	8,240	1,041,701
Colgate-Palmolive Co.	18,601	1,220,970
Constellation Brands, Inc., Class A	11,416	1,614,565
CVS Health Corp.	17,673	1,717,285
The Estee Lauder Cos., Inc., Class A	13,542	1,236,791
Mondelez International, Inc., Class A	24,631	998,294
Philip Morris International, Inc.	19,874	1,809,130
Total Consumer Staples		10,990,334
Energy - 2.9%
Anadarko Petroleum Corp.	9,780	371,151
EOG Resources, Inc.	15,351	993,824
Halliburton Co.	28,098	907,003
Kinder Morgan, Inc.	31,203	564,462
Total Energy		2,836,440
Financials - 7.5%
American Tower Corp.	17,330	1,597,826
JPMorgan Chase & Co.	23,921	1,346,752
Markel Corp.*	1,003	859,280
Marsh & McLennan Cos., Inc.	23,046	1,314,774
T. Rowe Price Group, Inc.	14,275	986,545
Wells Fargo & Co.	29,951	1,405,301
Total Financials		7,510,478

	Shares	Value
Health Care - 14.5%
Aetna, Inc.	9,002	$977,887
AmerisourceBergen Corp.	12,929	1,119,910
Biogen, Inc.*	5,399	1,400,609
Cardinal Health, Inc.	14,908	1,217,984
CR Bard, Inc.	2,595	499,226
Gilead Sciences, Inc.	27,734	2,419,792
Johnson & Johnson	14,668	1,543,220
Medtronic PLC	20,203	1,563,510
Mettler-Toledo International, Inc.*	2,570	809,319
Mylan N.V.*	22,444	1,011,551
Quintiles Transnational Holdings, Inc.*	13,775	863,830
Zoetis, Inc.	24,360	1,000,222
Total Health Care		14,427,060
Industrials - 15.1%
Alaska Air Group, Inc.	19,613	1,449,401
American Airlines Group, Inc.	24,349	998,309
The Boeing Co.	14,730	1,740,791
Cintas Corp.	11,804	991,418
Danaher Corp.	14,153	1,263,438
Expeditors International of Washington, Inc.	21,013	961,975
General Dynamics Corp.	7,279	991,909
Honeywell International, Inc.	18,171	1,841,631
Huntington Ingalls Industries, Inc.	8,102	1,061,848
Illinois Tool Works, Inc.	13,904	1,310,452
Rockwell Automation, Inc.	9,602	999,472
United Parcel Service, Inc., Class B	14,975	1,445,836
Total Industrials		15,056,480
Information Technology - 28.9%
Accenture PLC, Class A	18,262	1,830,948
Adobe Systems, Inc.*	13,551	1,153,868
Alphabet, Inc., Class A*	4,030	2,890,397
Alphabet, Inc., Class C*	3,380	2,358,463
Apple, Inc.	51,247	4,955,072
Broadcom, Ltd.	10,640	1,425,441
Facebook, Inc., Class A*	32,524	3,477,466
Intuit, Inc.	13,856	1,339,044
Lam Research Corp.[1]	10,368	759,974
MasterCard, Inc., Class A	20,788	1,806,893
Microsoft Corp.	59,204	3,012,300
Red Hat, Inc.*	16,903	1,104,611

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 28.9% (continued)
Visa, Inc., Class A	37,403	$2,707,603
Total Information Technology		28,822,080
Materials - 1.5%
Sealed Air Corp.	32,731	1,496,789
Total Common Stocks (cost $85,118,031)		99,440,837

	Principal Amount
Short-Term Investments - 0.8%
Repurchase Agreements - 0.6%[2]
Nomura Securities International, Inc., dated 02/29/16, due 03/01/16, 0.320%, total to be received $586,994 (collateralized by various U.S. Government Agency Obligations, 1.000% - 9.500%, 09/30/16 - 01/20/66, totaling $598,729)	$586,989	586,989

	Shares	Value

Other Investment Companies - 0.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	210,547	$210,547
Total Short-Term Investments (cost $797,536)		797,536

Total Investments - 100.6% (cost $85,915,567)		100,238,373
Other Assets, less Liabilities - (0.6)%		(577,588)
Net Assets - 100.0%		$99,660,785

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

February 29, 2016

	Shares	Value
Common Stocks - 98.6%
Consumer Discretionary - 23.1%
Aramark	56,937	$1,788,961
AutoZone, Inc.*	2,840	2,199,779
Brinker International, Inc.[1]	26,000	1,294,800
Coach, Inc.	17,480	680,671
Delphi Automotive PLC	17,976	1,198,640
Domino’s Pizza, Inc.	11,053	1,470,491
Foot Locker, Inc.	27,640	1,727,500
Gentex Corp.	86,208	1,255,188
The Goodyear Tire & Rubber Co.	79,780	2,402,974
H&R Block, Inc.	37,630	1,237,274
The Interpublic Group of Cos., Inc.	67,296	1,439,461
Lear Corp.	11,931	1,209,207
O’Reilly Automotive, Inc.*	6,587	1,714,728
Scripps Networks Interactive, Inc., Class A	30,500	1,806,820
ServiceMaster Global Holdings, Inc.*	38,455	1,458,598
Skechers U.S.A., Inc., Class A*	77,570	2,553,604
Ulta Salon Cosmetics & Fragrance, Inc.*	17,029	2,813,021
Visteon Corp.	12,020	840,438
Total Consumer Discretionary		29,092,155
Consumer Staples - 13.8%
Church & Dwight Co., Inc.	24,316	2,206,920
The Clorox Co.	8,825	1,115,656
Constellation Brands, Inc., Class A	20,711	2,929,157
Dr. Pepper Snapple Group, Inc.	38,584	3,531,594
The Kroger Co.	29,354	1,171,518
Molson Coors Brewing Co., Class B	24,700	2,106,169
Pilgrim’s Pride Corp.*	56,600	1,383,870
Sysco Corp.	34,629	1,528,178
The WhiteWave Foods Co.*	35,408	1,370,998
Total Consumer Staples		17,344,060
Energy - 0.5%
Tesoro Corp.	7,930	639,792
Financials - 15.4%
Aon PLC	15,234	1,451,648
Equinix, Inc.	10,674	3,241,587
Erie Indemnity Co., Class A	12,860	1,208,969
Extra Space Storage, Inc.	40,930	3,362,400
FactSet Research Systems, Inc.	10,215	1,537,255
Markel Corp.*	1,657	1,419,568

	Shares	Value
MSCI, Inc.	25,558	$1,802,350
Signature Bank*	9,663	1,251,842
Sovran Self Storage, Inc.	27,313	2,907,196
Willis Towers Watson PLC	10,659	1,207,878
Total Financials		19,390,693
Health Care - 10.8%
AmerisourceBergen Corp.	24,552	2,126,694
Bruker Corp.	56,000	1,454,880
Cardinal Health, Inc.	33,121	2,705,986
Charles River Laboratories International, Inc.*	16,408	1,204,839
CR Bard, Inc.	7,750	1,490,945
Hologic, Inc.*	36,019	1,247,338
Waters Corp.*	15,954	1,919,426
Zoetis, Inc.	34,600	1,420,676
Total Health Care		13,570,784
Industrials - 12.2%
Acuity Brands, Inc.	10,837	2,269,593
AECOM*	43,493	1,194,318
Alaska Air Group, Inc.	18,229	1,347,123
Delta Air Lines, Inc.	55,005	2,653,441
Equifax, Inc.	6,390	670,183
Huntington Ingalls Industries, Inc.	10,984	1,439,563
Masco Corp.	23,605	665,661
RR Donnelley & Sons Co.[1]	48,560	737,141
Snap-on, Inc.	11,428	1,653,289
Spirit AeroSystems Holdings, Inc., Class A*	15,314	704,444
Xylem, Inc.	56,273	2,105,173
Total Industrials		15,439,929
Information Technology - 19.0%
Cadence Design Systems, Inc.*	60,950	1,313,473
Genpact, Ltd.*	77,107	2,037,938
Global Payments, Inc.	32,510	1,981,484
Harris Corp.	18,222	1,421,680
Intuit, Inc.	21,229	2,051,571
Lam Research Corp.[1]	17,840	1,307,672
Maxim Integrated Products, Inc.	41,669	1,410,912
NVIDIA Corp.	74,415	2,333,654
Paychex, Inc.	28,565	1,467,955
Red Hat, Inc.*	28,003	1,829,996
Sabre Corp.	72,557	1,969,923
Skyworks Solutions, Inc.	19,970	1,327,006

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 19.0% (continued)
The Western Union Co.	109,784	$2,004,656
Xilinx, Inc.	30,596	1,444,743
Total Information Technology		23,902,663
Materials - 3.8%
Celanese Corp., Series A	24,611	1,485,028
Sealed Air Corp.	30,885	1,412,371
Vulcan Materials Co.	19,507	1,922,025
Total Materials		4,819,424
Total Common Stocks (cost $116,073,022)		124,199,500

	Principal Amount
Short-Term Investments - 1.5%
Repurchase Agreements - 1.5%[2]
ING Financial Markets LLC, dated 02/29/16, due 03/01/16, 0.300%, total to be received $918,391 (collateralized by various U.S. Government Agency Obligations, 1.783%-6.260%, 12/01/19-12/01/45, totaling $936,756)	$918,383	918,383

	Principal Amount	Value
Nomura Securities International, Inc., dated 02/29/16, due 03/01/16, 0.320%, total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations, 1.000% - 9.500%, 09/30/16 - 01/20/66, totaling $1,020,000)	$1,000,000	$1,000,000
Total Repurchase Agreements		1,918,383
Total Short-Term Investments (cost $1,918,383)		1,918,383
Total Investments - 100.1% (cost $117,991,405)		126,117,883
Other Assets, less Liabilities - (0.1)%		(166,789)
Net Assets - 100.0%		$125,951,094

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited)

February 29, 2016

	Shares	Value
Common Stocks - 99.6%
Consumer Discretionary - 14.0%
Cavco Industries, Inc.*	5,734	$465,257
Cherokee, Inc.*	8,925	151,904
Denny’s Corp.*	34,881	360,321
Escalade, Inc.	28,852	363,535
Horizon Global Corp.*	43,677	385,668
Motorcar Parts of America, Inc.*	11,490	396,405
Nautilus, Inc.*	18,649	314,982
Nutrisystem, Inc.	16,158	328,815
Sportsman’s Warehouse Holdings, Inc.*	17,670	229,180
Stoneridge, Inc.*	33,192	399,632
Sturm Ruger & Co., Inc.	4,878	342,972
Tower International, Inc.	13,432	288,251
Universal Electronics, Inc.*	8,536	453,603
ZAGG, Inc.*	25,730	268,107
Total Consumer Discretionary		4,748,632
Consumer Staples - 6.4%
Calavo Growers, Inc.	6,500	348,140
Central Garden and Pet Co.*	28,050	390,736
The Chefs’ Warehouse, Inc.*	22,950	433,066
Lifeway Foods, Inc.*	40,312	455,122
MGP Ingredients, Inc.	7,050	164,900
Orchids Paper Products Co.	13,460	370,419
Total Consumer Staples		2,162,383
Energy - 0.9%
Tsakos Energy Navigation, Ltd.	52,318	309,723
Financials - 5.9%
Bryn Mawr Bank Corp.	6,837	171,814
First Foundation, Inc.*	16,845	365,873
Kingstone Cos, Inc.	35,011	272,035
Meta Financial Group, Inc.	9,050	374,580
Preferred Bank	16,845	480,925
Silvercrest Asset Management Group, Inc., Class A	31,711	346,284
Total Financials		2,011,511
Health Care - 25.7%
Aceto Corp.[1]	20,194	433,161
Albany Molecular Research, Inc.*,[1]	27,216	401,164
ANI Pharmaceuticals, Inc.*	3,543	117,132

	Shares	Value
Anika Therapeutics, Inc.*	9,609	$433,654
Ardelyx, Inc.*	14,660	141,616
BioTelemetry, Inc.*	29,848	359,967
Capital Senior Living Corp.*	23,580	402,746
Cross Country Healthcare, Inc.*	29,141	361,640
Digirad Corp.	80,925	421,619
Dynavax Technologies Corp.*,[1]	9,694	156,267
Emergent BioSolutions, Inc.*	8,855	299,565
Exelixis, Inc.*,[1]	58,813	214,079
Five Prime Therapeutics, Inc.*	5,330	173,598
Harvard Bioscience, Inc.*	121,088	332,992
Heron Therapeutics, Inc.*,[1]	7,532	119,608
Juniper Pharmaceuticals, Inc.*	55,375	414,759
Landauer, Inc.	9,856	286,514
Misonix, Inc.*	38,299	229,794
Neogen Corp.*	7,439	366,371
NeoGenomics, Inc.*	48,253	307,372
Progenics Pharmaceuticals, Inc.*,[1]	75,495	332,933
The Providence Service Corp.*	9,265	440,180
Sharps Compliance Corp.*,[1]	53,909	288,413
Simulations Plus, Inc.	31,877	305,063
Sucampo Pharmaceuticals, Inc., Class A*	11,816	155,380
Supernus Pharmaceuticals, Inc.*	35,175	441,094
SurModics, Inc.*	15,104	281,841
Teligent, Inc.*	24,423	142,875
U.S. Physical Therapy, Inc.	6,540	331,513
Total Health Care		8,692,910
Industrials - 11.2%
Advanced Drainage Systems, Inc.	13,840	268,496
Argan, Inc.	14,784	477,080
Casella Waste Systems, Inc., Class A*	71,277	422,673
CRA International, Inc.*	23,714	467,640
Douglas Dynamics, Inc.	8,929	174,651
General Employment Enterprises, Inc.*	25,409	107,988
Heritage-Crystal Clean, Inc.*	30,070	230,938
Insteel Industries, Inc.	15,378	402,596
Kadant, Inc.	9,277	354,103
LSI Industries, Inc.	24,501	264,611
PGT, Inc.*	32,869	325,074

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.2% (continued)
Willdan Group, Inc.*	35,347	$278,534
Total Industrials		3,774,384
Information Technology - 30.5%
Alliance Fiber Optic Products, Inc.*,[1]	23,564	325,183
American Software, Inc., Class A	29,120	273,728
Autobytel, Inc.*	27,750	532,800
BroadSoft, Inc.*	13,241	488,460
CalAmp Corp.*	21,162	386,841
Callidus Software, Inc.*	22,964	315,296
CEVA, Inc.*	20,518	402,358
Clearfield, Inc.*	27,810	404,079
DHI Group, Inc.*	52,727	410,216
DSP Group, Inc.*	48,322	417,019
Edgewater Technology, Inc.*	44,607	316,264
ePlus, Inc.*	4,940	370,945
Extreme Networks, Inc.*	159,923	450,983
Gigamon, Inc.*	18,230	498,955
Information Services Group, Inc.*	89,949	275,244
Inphi Corp.*	16,161	408,873
MeetMe, Inc.*	113,400	352,674
Mercury Systems, Inc.*	26,669	435,771
Mitek Systems, Inc.*	66,296	342,750
NeoPhotonics Corp.*	17,520	192,019
Planet Payment, Inc.*	154,516	409,467
Radisys Corp.*	143,832	371,087
Reis, Inc.	23,225	514,898
RingCentral, Inc., Class A*	24,446	452,251
Sapiens International Corp. N.V.	35,459	418,062
SPS Commerce, Inc.*	5,572	249,180
XO Group, Inc.*	23,094	329,782
Total Information Technology		10,345,185

	Shares	Value
Materials - 1.1%
Neenah Paper, Inc.	6,313	$382,315
Telecommunication Services - 3.9%
8x8, Inc.*	30,889	359,239
Inteliquent, Inc.	24,511	417,177
Vonage Holdings Corp.*	100,622	540,340
Total Telecommunication Services		1,316,756
Total Common Stocks (cost $36,565,444)		33,743,799

	Principal Amount
Short-Term Investments - 3.7%
Repurchase Agreements - 3.0%[2]
Bank of Nova Scotia, dated 02/29/19, due 03/01/16, 0.300%, total to be received $33,224 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.125%, 03/15/16 - 09/09/49, totaling $33,889)	$33,224	33,224
Nomura Securities International, Inc., dated 02/29/16, due 03/01/16, 0.320%, total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations 1.000% - 9.500%, 09/30/16 - 01/20/66, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,033,224

	Shares
Other Investment Companies - 0.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	242,571	242,571
Total Short-Term Investments (cost $1,275,795)		1,275,795
Total Investments - 103.3% (cost $37,841,239)		35,019,594
Other Assets, less Liabilities - (3.3)%		(1,132,584)
Net Assets - 100.0%		$33,887,010

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At February 29, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Cadence Capital Appreciation Fund	$87,193,622	$17,918,260	$(4,873,509)	$13,044,751
AMG Managers Cadence Mid Cap Fund	118,427,627	11,218,871	(3,528,615)	7,690,256
AMG Managers Cadence Emerging Companies Fund	37,862,033	1,408,232	(4,250,671)	(2,842,439)

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of February 29, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Cadence Capital Appreciation Fund	$569,981	0.6%
AMG Managers Cadence Mid Cap Fund	1,872,250	1.5%
AMG Managers Cadence Emerging Companies Fund	960,700	2.8%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the February 29, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of February 29, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Capital Appreciation Fund
Investments in Securities
Common Stocks†	$99,440,837	—	—	$99,440,837
Short-Term Investments
Repurchase Agreements	—	$586,989	—	586,989
Other Investment Companies	210,547	—	—	210,547

Total Investments in Securities	$99,651,384	$586,989	—	$100,238,373

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Mid Cap Fund
Investments in Securities
Common Stocks†	$124,199,500	—	—	$124,199,500
Short-Term Investments
Repurchase Agreements	—	$1,918,383	—	1,918,383

Total Investments in Securities	$124,199,500	$1,918,383	—	$126,117,883

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks†	$33,743,799	—	—	$33,743,799
Short-Term Investments
Repurchase Agreements	—	$1,033,224	—	1,033,224
Other Investment Companies	242,571	—	—	242,571

Total Investments in Securities	$33,986,370	$1,033,224	—	$35,019,594

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of February 29, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	April 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	April 13, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	April 13, 2016